December 31, 2002	• Pacific Select Separate Account of Pacific Life Insurance Company

Annual

Report

PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT SEPARATE ACCOUNT

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

ASSETS

Investments:

Emerging Markets Portfolio	$21

Small-Cap Equity Portfolio		$4,923

Multi-Strategy Portfolio			$531

Large-Cap Core Portfolio (1)				$1,142

Growth LT Portfolio					$1,175

International Value Portfolio						$2,555

Equity Index Portfolio							$3,158

Total Assets	21	4,923	531	1,142	1,175	2,555	3,158

LIABILITIES

Payables:

Mortality and expense risk fees	—	12	1	3	3	6	7

Total Liabilities	—	12	1	3	3	6	7

NET ASSETS	$21	$4,911	$530	$1,139	$1,172	$2,549	$3,151

Shares Owned in each Portfolio	4	372	43	77	90	249	151

Cost of Investments	$21	$7,091	$649	$1,809	$2,932	$3,506	$3,762

(1)	Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2002

(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$338

Managed Bond Portfolio		$787

Money Market Portfolio			$938

High Yield Bond Portfolio				$5,606

Equity Portfolio					$8

Aggressive Equity Portfolio						$77

Total Assets	338	787	938	5,606	8	77

LIABILITIES

Payables:

Mortality and expense risk fees	—	2	3	12	—	—

Total Liabilities	—	2	3	12	—	—

NET ASSETS	$338	$785	$935	$5,594	$8	$77

Shares Owned in each Portfolio	28	68	93	892	1	11

Cost of Investments	$300	$738	$939	$7,815	$11	$117

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INVESTMENT INCOME

Dividends (2)	$—	$31	$26	$11	$14	$27	$343

EXPENSES

Mortality and expense risk fees	—	41	7	13	10	21	26

Net Investment Income (Loss)	—	(10)	19	(2)	4	6	317

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(32)	(8)	35	69	(13)	(42)	44

Net unrealized appreciation (depreciation) on investments	39	(1,568)	(197)	(744)	(504)	(410)	(1,313)

Net Realized and Unrealized Gain (Loss) on Investments	7	(1,576)	(162)	(675)	(517)	(452)	(1,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7	($1,586)	($143)	($677)	($513)	($446)	($952)

(1)	Formerly named Equity Income Variable Account.

(2)	Pacific Select Fund declared dividends on the Emerging Markets Portfolio during 2002. The amount received by the Emerging Markets Variable Account was $387 for the year and is not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INVESTMENT INCOME

Dividends (1)	$8	$42	$11	$499	$—	$—

EXPENSES

Mortality and expense risk fees	2	6	6	40	—	1

Net Investment Income (Loss)	6	36	5	459	—	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	—	9	—	(107)	(84)	(2)

Net unrealized appreciation (depreciation) on investments	37	30	—	(573)	60	(22)

Net Realized and Unrealized Gain (Loss) on Investments	37	39	—	(680)	(24)	(24)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43	$75	$5	($221)	($24)	($25)

(1)	Pacific Select Fund declared dividends on the Equity Portfolio during 2002. The amount received by the Equity Variable Account was $37 for the year and is not shown on the above Statements of Operations due to rounding.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$—	($10)	$19	($2)	$4	$6	$317

Net realized gain (loss) from security transactions	(32)	(8)	35	69	(13)	(42)	44

Net unrealized appreciation (depreciation) on investments	39	(1,568)	(197)	(744)	(504)	(410)	(1,313)

Net Increase (Decrease) in Net Assets Resulting from Operations	7	(1,586)	(143)	(677)	(513)	(446)	(952)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers between variable accounts, net	(93)	(13)	6	(52)	(11)	(67)	—

Transfers—policy charges and deductions	(1)	(43)	(11)	(27)	(11)	(24)	(24)

Transfers—surrenders	(19)	(90)	(468)	(652)	(30)	(132)	(71)

Transfers—other	3	18	7	(49)	(44)	(6)	(23)

Net Decrease in Net Assets

Derived from Policy Transactions	(110)	(128)	(466)	(780)	(96)	(229)	(118)

NET DECREASE IN NET ASSETS	(103)	(1,714)	(609)	(1,457)	(609)	(675)	(1,070)

NET ASSETS

Beginning of Year	124	6,625	1,139	2,596	1,781	3,224	4,221

End of Year	$21	$4,911	$530	$1,139	$1,172	$2,549	$3,151

(1)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2002

(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$6	$36	$5	$459	$—	($1)

Net realized gain (loss) from security transactions	—	9	—	(107)	(84)	(2)

Net unrealized appreciation (depreciation) on investments	37	30	—	(573)	60	(22)

Net Increase (Decrease) in Net Assets Resulting from Operations	43	75	5	(221)	(24)	(25)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL UNIT TRANSACTIONS

Transfers between variable accounts, net	6	(49)	330	(61)	(88)	7

Transfers—policy charges and deductions	(5)	(6)	(9)	(26)	(1)	(2)

Transfers—surrenders	—	(29)	(33)	(30)	—	—

Transfers—other	—	(8)	1	2	—	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1	(92)	289	(115)	(89)	6

NET INCREASE (DECREASE) IN NET ASSETS	44	(17)	294	(336)	(113)	(19)

NET ASSETS

Beginning of Year	294	802	641	5,930	121	96

End of Year	$338	$785	$935	$5,594	$8	$77

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2001

(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1)	$1,029	$23	$32	$393	$71	$33

Net realized gain (loss) from security transactions	(4)	19	15	61	113	(2)	63

Net unrealized depreciation on investments	(3)	(1,277)	(60)	(384)	(1,445)	(1,006)	(731)

Net Decrease in Net Assets Resulting from Operations	(8)	(229)	(22)	(291)	(939)	(937)	(635)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfers of net premiums	—	2	—	2	—	—	1

Transfers between variable accounts, net	27	(11)	(2)	(41)	(306)	13	(27)

Transfers—policy charges and deductions	(1)	(55)	(10)	(46)	(15)	(29)	(29)

Transfers—surrenders	—	(28)	—	(30)	—	(16)	(11)

Transfers—other	—	14	(1)	(12)	(31)	4	(16)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	26	(78)	(13)	(127)	(352)	(28)	(82)

NET INCREASE (DECREASE) IN NET ASSETS	18	(307)	(35)	(418)	(1,291)	(965)	(717)

NET ASSETS

Beginning of Year	106	6,932	1,174	3,014	3,072	4,189	4,938

End of Year	$124	$6,625	$1,139	$2,596	$1,781	$3,224	$4,221

(1)	Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$9	$36	$20	$554	$7	($1)

Net realized gain (loss) from security transactions	1	4	—	(25)	(4)	(7)

Net unrealized appreciation (depreciation) on investments	—	12	—	(490)	(37)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	10	52	20	39	(34)	(22)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL UNIT TRANSACTIONS

Transfers between variable accounts, net	15	(55)	422	(29)	(4)	(2)

Transfers—policy charges and deductions	(3)	(5)	(8)	(24)	(1)	(1)

Transfers—surrenders	—	—	(408)	—	—	—

Transfers—other	(1)	2	(3)	(2)	(12)	—

Net Increase (Decrease) in Net Assets

Derived from Policy Transactions	11	(58)	3	(55)	(17)	(3)

NET INCREASE (DECREASE) IN NET ASSETS	21	(6)	23	(16)	(51)	(25)

NET ASSETS

Beginning of Year	273	808	618	5,946	172	121

End of Year	$294	$802	$641	$5,930	$121	$96

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for the years ended December 31, 2002 and 2001 are shown in the table below. The ratio of expenses to average daily net assets for each of the Variable Accounts was 0.70% for the years ended December 31, 2002 and 2001.

For the Year Ended	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000's)	Ratios of Investment Income to Average Net Assets	Total Returns (1)

Emerging Markets
2002	$5.67	3,733	$21	0.67%	(3.84%)
2001(2)	5.90	20,946	124	0.17%	(9.98%)

Small-Cap Equity
2002	$37.05	132,541	$4,911	0.53%	(24.15%)
2001(2)	48.85	135,608	6,625	16.48%	(2.46%)

Multi-Strategy
2002	$29.59	17,915	$530	2.91%	(13.70%)
2001(2)	34.29	33,220	1,139	2.68%	(1.49%)

Large-Cap Core (3)
2002	$29.01	39,252	$1,139	0.61%	(28.95%)
2001(2)	40.84	63,567	2,596	1.88%	(8.54%)

Growth LT
2002	$23.38	50,138	$1,172	0.99%	(29.51%)
2001(2)	33.17	53,683	1,781	17.42%	(29.40%)

International Value
2002	$16.51	154,361	$2,549	0.93%	(14.53%)
2001(2)	19.32	166,870	3,224	2.74%	(22.86%)

Equity Index
2002	$27.13	116,121	$3,151	9.49%	(22.92%)
2001(2)	35.20	119,910	4,221	1.45%	(11.83%)

Inflation Managed
2002	$29.25	11,544	$338	2.68%	14.69%
2001(2)	25.51	11,520	294	3.67%	3.55%

Managed Bond
2002	$30.51	25,736	$785	5.36%	10.19%
2001(2)	27.69	28,951	802	5.13%	5.92%

Money Market
2002	$18.81	49,721	$935	1.41%	0.71%
2001(2)	18.68	34,294	641	3.78%	3.13%

High Yield Bond
2002	$24.51	228,243	$5,594	8.71%	(3.67%)
2001(2)	25.44	233,109	5,930	9.84%	0.46%

Equity
2002	$6.25	1,267	$8	0.05%	(27.24%)
2001(2)	8.60	14,046	121	6.02%	(21.45%)

Aggressive Equity
2002	$6.92	11,060	$77	0.00%	(25.66%)
2001(2)	9.31	10,342	96	0.00%	(17.53%)

(1)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns.

(2)	Total returns were calculated through December 28, 2001, the last business day of the fiscal year for the Separate Account.

(3)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2002 is comprised of thirteen subaccounts called Variable Accounts: Emerging Markets, Small-Cap Equity, Multi-Strategy, Large-Cap Core (formerly Equity Income), Growth LT, International Value, Equity Index, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2002, the Fund declared dividends for each of the portfolios invested in by the Separate Account except the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, premium tax charges, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2002 were as follows (amounts in thousands):

	Variable Accounts

	Emerging Markets	Small-Cap Equity	Multi- Strategy	Large-Cap Core (1)	Growth LT

Total cost of investments at beginning of year	$163	$7,229	$1,060	$2,521	$3,035

Add: Total net proceeds from policy and M&E transactions	11	57	6	29	15

Reinvested distributions from the Fund:

(a) Dividends from net investment income	—	31	15	11	14

(b) Distributions from capital gains	—	—	11	—	—

Sub-Total	174	7,317	1,092	2,561	3,064

Less: Cost of investments disposed during the year	153	226	443	752	132

Total cost of investments at end of year	21	7,091	649	1,809	2,932

Add: Unrealized depreciation	—	(2,168)	(118)	(667)	(1,757)

Total market value of investments at end of year	$21	$4,923	$531	$1,142	$1,175

	International Value	Equity Index	Inflation Managed	Managed Bond	Money Market

Total cost of investments at beginning of year	$3,767	$3,515	$293	$783	$642

Add: Total net proceeds from policy and M&E transactions	30	65	6	101	398

Reinvested distributions from the Fund:

(a) Dividends from net investment income	27	48	3	36	11

(b) Distributions from capital gains	—	295	5	6	—

Sub-Total	3,824	3,923	307	926	1,051

Less: Cost of investments disposed during the year	318	161	7	188	112

Total cost of investments at end of year	3,506	3,762	300	738	939

Add: Unrealized appreciation (depreciation)	(951)	(604)	38	49	(1)

Total market value of investments at end of year	$2,555	$3,158	$338	$787	$938

	High Yield Bond	Equity	Aggressive Equity

Total cost of investments at beginning of year	$7,570	$184	$115

Add: Total net proceeds from policy and M&E transactions	138	—	10

Reinvested distributions from the Fund:

(a) Dividends from net investment income	499	—	—

(b) Distributions from capital gains	—	—	—

Sub-Total	8,207	184	125

Less: Cost of investments disposed during the year	392	173	8

Total cost of investments at end of year	7,815	11	117

Add: Unrealized depreciation	(2,209)	(3)	(40)

Total market value of investments at end of year	$5,606	$8	$77

(1)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the year ended December 31, 2002 were as follows:

	Variable Accounts

	Emerging Markets	Small-Cap Equity	Multi- Strategy	Large-Cap Core (1)	Growth LT

Total units outstanding at beginning of year	20,946	135,608	33,220	63,567	53,683

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	(14,685)	(296)	213	(1,746)	(426)

(b) Transfers—policy charges and deductions	(115)	(1,021)	(358)	(799)	(401)

(c) Transfers—surrenders	(2,838)	(2,110)	(15,177)	(20,015)	(964)

(d) Transfers—other	425	360	17	(1,755)	(1,754)

Sub-Total	(17,213)	(3,067)	(15,305)	(24,315)	(3,545)

Total units outstanding at end of year	3,733	132,541	17,915	39,252	50,138

	International Value	Equity Index	Inflation Managed	Managed Bond	Money Market

Total units outstanding at beginning of year	166,870	119,910	11,520	28,951	34,294
Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	(3,336)	93	225	(1,763)	17,070

(b) Transfers—policy charges and deductions	(1,329)	(807)	(202)	(204)	(477)

(c) Transfers—surrenders	(7,317)	(2,167)	—	(1,052)	(1,774)

(d) Transfers—other	(527)	(908)	1	(196)	608

Sub-Total	(12,509)	(3,789)	24	(3,215)	15,427

Total units outstanding at end of year	154,361	116,121	11,544	25,736	49,721

	High Yield Bond	Equity	Aggressive Equity

Total units outstanding at beginning of year	233,109	14,046	10,342
Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	(2,698)	(12,618)	923

(b) Transfers—policy charges and deductions	(1,065)	(86)	(205)

(c) Transfers—surrenders	(1,167)	—	—

(d) Transfers—other	64	(75)	—

Sub-Total	(4,866)	(12,779)	718

Total units outstanding at end of year	228,243	1,267	11,060

(1)	The Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) (comprised of the Emerging Markets, Small-Cap Equity, Multi-Strategy, Large-Cap Core (formerly Equity Income), Growth LT, International Value, Equity Index, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts) as of December 31, 2002, the related statements of operations for the year then ended, and statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the  financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2002, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 14, 2003

Annual Report

as of December 31, 2002

•	Pacific Select Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

Life Insurance Operations Center

P.O. Box 7500

Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No.     15-21492-04